Putnam Dynamic Asset Allocation Equity Fund
Fund summary
Goal
Putnam Dynamic Asset Allocation Equity Fund seeks long-term growth.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Dynamic Asset Allocation Equity Fund	Class A		Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Equity Fund		Class A	Class P
Management fees		0.59%	0.59%
Distribution and service (12b-1) fees	[1]	none
Other expenses		0.56%	0.32%
Total annual fund operating expenses		1.15%	0.91%
Expense reimbursement	[2]	(0.28%)	(0.28%)
Net expenses		0.87%	0.63%
[1]	Although the fund's distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through September 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Dynamic Asset Allocation Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	659	893	1,146	1,869
Class P	64	262	476	1,094

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 115%.
Investments, risks, and performance
Investments
We invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders. While we typically allocate approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. We invest mainly in developed countries, but may invest in emerging markets.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also consider other factors that we believe will cause the stock price to rise. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risk of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund serves as an underlying equity investment of other funds that allocate their portfolios among the Putnam funds to obtain varying exposures to equity and fixed-income investments. The fund also is designed for investors seeking long-term growth and who are willing to wait out short-term market fluctuations.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/19 15.29% Best calendar quarter Q1 2012 13.55% Worst calendar quarter Q3 2011 −18.48%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Dynamic Asset Allocation Equity Fund		Label	1 Year		5 Years		Since Inception		Inception Date
Class A		before taxes	(15.24%)		4.21%		11.63%		Jan. 23, 2009
Class A | after taxes on distributions			(18.36%)		1.60%		8.49%		Jan. 23, 2009
Class A | after taxes on distributions and sale of fund shares			(7.46%)		2.74%		8.66%		Jan. 23, 2009
Class P		before taxes	(9.81%)	[1]	5.59%	[1]	12.37%	[1]	Jan. 23, 2009	[1]
Russell 3000 Index (no deduction for fees, expenses or taxes)	[2]		(5.24%)		7.91%		14.26%		Jan. 23, 2009
Putnam Equity Blended Index (no deduction for fees, expenses or taxes)			(7.39%)		6.20%		12.80%		Jan. 23, 2009
[1]	Performance for class P shares prior the their inception (8/31/16) is derived from the historical performance of class A shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

The Putnam Equity Blended Index is an unmanaged index administered by Putnam Management, 75% of which is the Russell 3000 Index, 19% of which is the MSCI EAFE Index (ND), and 6% of which is the MSCI Emerging Markets Index (GD).
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.